Initial Vessel Acquisition (Details 2) (USD $) In Thousands, unless otherwise specified	5 Months Ended	12 Months Ended
	May 28, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Initial Vessel Acquisition [Abstract]
Restricted cash	$ 35,596	$ 0	$ 0	$ 35,596
Deposits for vessel acquisitions	174,411	0	0	174,411
Purchase options	3,158	0	0	3,158
Debt assumed	(132,987)	0	0	(132,987)
Long term liabilities	(3,158)	0	0	(3,158)
Accrued expenses	(112)	0	0	(112)
Total	76,908	0	0	76,908
Cash paid, net of cash received of $57	76,428	0	0	76,428
Payable to Navios Holdings	480	0	0	480
Total	$ 76,908	$ 0	$ 0	$ 76,908